Property, Plant and Equipment (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Estimated Useful Lives of Assets	The estimated useful lives of assets are as follows:

Buildings	22 - 25 years
Plant and machinery(1)	5 years
Computer equipment	3-5 years
Furniture and fixtures	5 years
Vehicles	5 years
Leasehold improvements	Lower of useful life of the asset or lease term
Includes solar plant with a useful life of 25 years.
Schedule of Changes in Carrying Value of Property, Plant and Equipment

Following are the changes in the carrying value of property, plant and equipment for fiscal 2026:

	(Dollars in millions)
	Land	Buildings	Plant and machinery	Computer equipment	Furniture and fixtures	Vehicles	Total
Gross carrying value as of April 1, 2025	173	1,371	632	1,088	386	6	3,656
Additions	3	77	47	170	26	—	323
Additions - Business Combination (Refer to Note 2.10)	—	—	—	1	—	—	1
Deletions*#	(7)	(1)	(11)	(147)	(18)	(1)	(185)
Translation difference	(17)	(121)	(64)	(100)	(31)	—	(333)
Gross carrying value as of March 31, 2026	152	1,326	604	1,012	363	5	3,462
Accumulated depreciation as of April 1, 2025	—	(627)	(511)	(820)	(315)	(5)	(2,278)
Depreciation	—	(51)	(39)	(122)	(27)	—	(239)
Accumulated depreciation on deletions*#	—	—	10	145	18	1	174
Translation difference	—	60	54	76	25	—	215
Accumulated depreciation as of March 31, 2026	—	(618)	(486)	(721)	(299)	(4)	(2,128)
Capital work-in-progress as of April 1, 2025							119
Carrying value as of April 1, 2025	173	744	121	268	71	1	1,497
Capital work-in-progress as of March 31, 2026							72
Carrying value as of March 31, 2026	152	708	118	291	64	1	1,406

* During fiscal 2026, certain assets which were not in use having gross book value of $129 million (net book value: Nil), were retired

Following are the changes in the carrying value of property, plant and equipment for fiscal 2025:

	(Dollars in millions)
	Land	Buildings	Plant and machinery	Computer equipment	Furniture and fixtures	Vehicles	Total
Gross carrying value as of April 1, 2024	171	1,411	637	1,032	406	6	3,663
Additions	6	5	30	154	22	—	217
Additions - Business Combination (Refer to Note 2.10)	—	—	1	1	3	—	5
Deletions*#	—	(13)	(20)	(75)	(36)	—	(144)
Translation difference	(4)	(32)	(16)	(24)	(9)	—	(85)
Gross carrying value as of March 31, 2025	173	1,371	632	1,088	386	6	3,656
Accumulated depreciation as of April 1, 2024	—	(590)	(498)	(765)	(322)	(5)	(2,180)
Depreciation	—	(52)	(44)	(148)	(35)	—	(279)
Accumulated depreciation on deletions*#	—	2	18	73	35	—	128
Translation difference	—	13	13	20	7	—	53
Accumulated depreciation as of March 31, 2025	—	(627)	(511)	(820)	(315)	(5)	(2,278)
Capital work-in-progress as of April 1, 2024							54
Carrying value as of April 1, 2024	171	821	139	267	84	1	1,537
Capital work-in progress as at March 31, 2025							119
Carrying value as at March 31, 2025	173	744	121	268	71	1	1,497

* During fiscal 2025, certain assets which were not in use having gross book value of $60 million (net book value: Nil), were retired

Following are the changes in the carrying value of property, plant and equipment for fiscal 2024:

	(Dollars in millions)
	Land	Buildings	Plant and machinery	Computer equipment	Furniture and fixtures	Vehicles	Total
Gross carrying value as of April 1, 2023	174	1,407	625	1,037	409	6	3,658
Additions	—	36	40	112	24	—	212
Deletions*#	—	(7)	(19)	(102)	(20)	—	(148)
Translation difference	(3)	(25)	(9)	(15)	(7)	—	(59)
Gross carrying value as of March 31, 2024	171	1,411	637	1,032	406	6	3,663
Accumulated depreciation as of April 1, 2023	—	(552)	(468)	(709)	(300)	(5)	(2,034)
Depreciation	—	(54)	(56)	(167)	(47)	—	(324)
Accumulated depreciation on deletions*#	—	7	18	101	19	—	145
Translation difference	—	9	8	10	6	—	33
Accumulated depreciation as of March 31, 2024	—	(590)	(498)	(765)	(322)	(5)	(2,180)
Capital work-in-progress as of April 1, 2023							55
Carrying value as of April 1, 2023	174	855	157	328	109	1	1,679
Capital work-in-progress as of March 31, 2024							54
Carrying value as of March 31, 2024	171	821	139	267	84	1	1,537

* During fiscal 2024, certain assets which were not in use having gross book value of $93 million (net book value: Nil), were retired

# Proceeds from sale of property, plant and equipment amounted to $31 million, $20 million and $1 million for the year ended March 31, 2026, March 31, 2025 and March 31, 2024 respectively.

Schedule of Changes in Capital Work-in-Progress

The changes in capital work-in-progress for the year ended March 31, 2026, March 31, 2025 and March 31, 2024 are as follows:

(Dollars in millions)
	Year ended March 31,
	2026	2025	2024
Balance at the beginning	95	35	35
Additions	291	273	213
Capitalised	(320)	(211)	(212)
Translation differences	(11)	(2)	(1)
Balance at the end	55	95	35